Label	Element	Value
Nuveen Real Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Real Asset Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The principal investment objective of the Fund is to seek a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The secondary objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 55 of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page S-76 of the Fund’s statement of additional information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”
The tables and examples below do not reflect any commissions that shareholders may be required to pay directly to their financial intermediaries when buying or selling Class I shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2027
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2027. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in securities issued by real asset related companies that are generating income at the time of purchase. Real asset related companies are defined as: (i) companies that are in the energy, telecommunications, utilities or materials sectors; (ii) companies in the real estate or transportation industry groups; (iii) companies, if not in one of these sectors or industries, that (a) derive at least 50% of their revenues or profits from the ownership, management, operation, development, construction, renovation, financing, or sale of real assets, or (b) have at least 50% of the fair market value of their assets invested in real assets; or (iv) pooled investment vehicles that primarily invest in the foregoing companies or that are otherwise designed primarily to provide investment exposure to real assets.
The categories of real assets on which the Fund will focus its investments are infrastructure and real estate. Infrastructure consists of the physical structures and networks upon which the operation, growth and development of a community depends, which include water, sewer, and energy utilities; transportation and communication networks; health care facilities, government accommodations, and other public service facilities; and shipping, timber, steel, alternative energy, and other resources and services necessary for the construction and maintenance of these physical structures and networks. In normal market conditions, the Fund will invest at least 25% of its assets, collectively, in securities of issuers in the infrastructure and real estate industries.
The Fund will invest in both equity securities and debt securities, but will not invest more than 40% of its net assets in debt securities. All or a portion of the Fund’s debt securities may be rated lower than investment grade (BB/Ba or lower). Equity securities in which the Fund may invest may be of any market capitalization, including small- and mid-capitalization companies, and include common stock, preferred securities, hybrid securities and convertible securities, as well as interests in real estate investment trusts (“REITs”), exchange-traded notes (“ETNs”), other investment companies (including exchange-traded funds (“ETFs”)) and equity securities issued by master limited partnerships (“MLPs”). Debt securities in which the Fund may invest include corporate debt obligations, mortgage-backed securities and debt securities issued by MLPs.
The Fund may invest in securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) (“restricted securities”), including securities sold in private placement transactions between issuers and their purchasers and securities that meet the requirements of Rule 144A under the Securities Act (“Rule 144A securities”). Rule 144A securities may be resold under certain circumstances only to qualified institutional buyers as defined by the rule.
The Fund will invest in non-U.S. securities, but will limit its exposure to emerging markets to 50% of its net assets at the time of purchase.
The Fund may utilize derivatives, including options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts. The Fund may use these derivatives to manage market or business risk, enhance the Fund’s return, or hedge against adverse movements in currency exchange rates.
In selecting securities for the Fund, the sub-adviser will utilize a team-based investment philosophy and primarily employ a bottom-up approach that relies on fundamental research by its Real Assets Team and its Taxable Fixed Income Team. The sub-adviser will complement its bottom-up approach with top-down research. The sub-adviser seeks to invest opportunistically based on market conditions, which may cause frequent trading of portfolio securities and a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	In normal market conditions, the Fund will invest at least 25% of its assets, collectively, in securities of issuers in the infrastructure and real estate industries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2024, the Fund’s highest and lowest quarterly returns were 13.54% and -25.52%, respectively, for the quarters ended June 30, 2020 and March 31, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returnsfor the Periods EndedDecember 31, 2024
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of broad measures of market performance and an index of funds with similar investment objectives. In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.

Nuveen Real Asset Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The value of your investment in this Fund will change daily. You could lose money by investing in the Fund.
Nuveen Real Asset Income Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Nuveen Real Asset Income Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Nuveen Real Asset Income Fund | Call Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Call Risk—If, during periods of falling interest rates, an issuer exercises its right to prepay principal on its higher-yielding debt securities held by the Fund, the Fund may have to reinvest in securities with lower yields or higher risk of default, which may adversely impact the Fund’s performance.

Nuveen Real Asset Income Fund | Convertible Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Convertible Security Risk—Convertible securities are subject to certain risks of both equity and debt securities. The value of convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

Nuveen Real Asset Income Fund | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Risk—Credit risk is the risk that an issuer or other obligated party of a security may be, or perceived (whether by market participants, rating agencies, pricing services or otherwise) to be, unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Nuveen Real Asset Income Fund | Credit Spread Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Credit Spread Risk—Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Nuveen Real Asset Income Fund | Currency Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. securities, the value of dividends and interest earned from such securities, gains and losses realized on the sale of such securities, and derivative transactions tied to such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Nuveen Real Asset Income Fund | Cybersecurity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider, a financial intermediary or the issuers of securities held by the Fund to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund, its service providers or the issuers of securities held by the Fund may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Nuveen Real Asset Income Fund | Derivatives Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset, and the risks associated with investing in such derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments, including leverage risk, market risk, counterparty risk, liquidity risk, operational risk and legal risk. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. An over-the-counter derivative transaction between the Fund and a counterparty that is not cleared through a central counterparty also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments. The payment obligation for a cleared derivative transaction is guaranteed by a central counterparty, which exposes the Fund to the creditworthiness of the central counterparty.

Nuveen Real Asset Income Fund | Emerging Markets Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets or that are otherwise economically tied to emerging market countries. For example, these countries may have more unstable governments than developed countries and their economies may be based on only a few industries. Emerging market countries may also have less stringent regulation of accounting, auditing, financial reporting and recordkeeping requirements, which would affect the Fund’s ability to evaluate potential portfolio companies. As a result, there could be less information about issuers in emerging market countries, which could negatively affect the ability of the Fund’s sub-adviser to evaluate local companies or their potential impact on the Fund’s performance. Because their financial markets may be very small, prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may have lower overall liquidity than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries. Shareholder claims and regulatory actions that are available in the U.S. may be difficult or impossible to pursue in emerging market countries.

Nuveen Real Asset Income Fund | Equity Security Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

Nuveen Real Asset Income Fund | ETF Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Fund will indirectly bear its proportionate share of any such fees and expenses paid by the ETFs in which it invests. Moreover, ETF shares may trade at a premium or discount to their net asset value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active trading market for its shares may not develop or be maintained, (ii) market makers or authorized participants may decide to reduce their role or step away from these activities in times of market stress, (iii) trading of its shares may be halted by the exchange, and (iv) its shares may be delisted from the exchange.

Nuveen Real Asset Income Fund | ETN Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
ETN Risk—Like other index-tracking instruments, ETNs are subject to the risk that the value of the index may decline, at times sharply and unpredictably. In addition, ETNs—which are debt instruments—are subject to risk of default by the issuer.

Nuveen Real Asset Income Fund | Foreign Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad, as well as armed conflicts and different legal, regulatory and tax environments. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers. To the extent the Fund invests a significant portion of its assets in the securities of companies in a single country or region, it may be more susceptible to adverse economic, market, political or regulatory events or conditions affecting that country or region. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and less stringent accounting, corporate governance, financial reporting and disclosure standards.

Nuveen Real Asset Income Fund | High Yield Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk—High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, and unrated securities of comparable quality are high risk investments that may cause income and principal losses for the Fund. They generally are considered to be speculative with respect to the ability to pay interest and repay principal, have greater credit risk, are less liquid, are more likely to experience a default and have more volatile prices than investment grade securities, especially during periods of uncertainty or market turmoil.

Nuveen Real Asset Income Fund | Income Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	Income Risk—The Fund's income could decline during periods of falling interest rates or when the Fund experiences defaults on debt securities or defaults or deferrals on preferred securities it holds.
Nuveen Real Asset Income Fund | Infrastructure Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Infrastructure Sector Risk—Because the Fund invests significantly in infrastructure-related securities, the Fund has greater exposure to adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and affected by government regulation of rates charged to consumers, service interruptions, environmental matters or the imposition of special tariffs and changes in tax law. Infrastructure companies may be focused in the energy, industrials and utilities sectors. At times, the performance of securities in these infrastructure sectors may lag the performance of other sectors or the broader market as a whole. A downturn in these sectors could have an adverse impact on the Fund.

Nuveen Real Asset Income Fund | Interest Rate Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s fixed-rate securities will decline because of rising interest rates. Changing interest rates may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent that it is exposed to such interest rates. Fixed-rate securities may be subject to a greater risk of rising interest rates than would normally be the case due to the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Higher periods of inflation could lead to government fiscal policies which raise interest rates. When interest rates change, the values of longer-duration fixed-rate securities usually change more than the values of shorter-duration fixed-rate securities. Conversely, fixed-rate securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-rate securities with longer durations or maturities. Rising interest rates also may lengthen the duration of securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases. The Fund is also subject to the risk that the income generated by its investments may not keep pace with inflation. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. In general, changing interest rates, including rates that fall below zero, or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-rate or debt markets, making it more difficult for the Fund to sell fixed-rate investments. Changes in interest rates may also lead to an increase in Fund redemptions, which may result in higher portfolio turnover costs, thereby adversely affecting the Fund’s performance.

Nuveen Real Asset Income Fund | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Market Risk—The market value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably and for short or extended periods of time, due to the particular circumstances of individual issuers or due to general conditions impacting issuers more broadly. Global economies and financial markets have become highly interconnected, and thus economic, market or political conditions or events in one country or region might adversely impact the value of the Fund’s investments whether or not the Fund invests in such country or region. Events such as war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may have a severe negative impact on the global economy, could cause financial markets to experience extreme volatility and losses, and could result in the disruption of trading and the reduction of liquidity in many instruments. Additionally, as inflation increases, the value of the Fund’s assets can decline.

Nuveen Real Asset Income Fund | Market Liquidity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Market Liquidity Risk—Reductions in trading activity or dealer inventories of securities such as bonds and preferred securities, which provide an indication of the ability of financial intermediaries to “make markets” in those securities, have the potential to decrease liquidity and increase price volatility in the markets in which the Fund invests, particularly during periods of economic or market stress. In addition, federal banking regulations may cause certain dealers to reduce their inventories of securities, which may further decrease the Fund’s ability to buy or sell securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. If the Fund needed to sell large blocks of securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the securities’ prices and hurt performance.

Nuveen Real Asset Income Fund | Master Limited Partnership Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Master Limited Partnership Risk—An investment in an MLP exposes the Fund to the legal and tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.

Nuveen Real Asset Income Fund | Mortgage Backed Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Mortgage-Backed Securities Risk—These securities generally can be prepaid at any time, and prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages underlying the securities to be prepaid more slowly than expected, thereby lengthening the duration of such securities, increasing their sensitivity to interest rate changes and causing their prices to decline. Mortgage-backed securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. Mortgage-backed securities that are not backed by the full faith and credit of the U.S. government are subject to the risk of default on the underlying mortgage, particularly during periods of economic downturn.

Nuveen Real Asset Income Fund | Other Investment Companies and Pooled Investment Vehicles Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Other Investment Companies and Pooled Investment Vehicles Risk—When the Fund invests in other investment companies or pooled investment vehicles, including ETFs, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies or pooled investment vehicles. Furthermore, the Fund is exposed to the risks to which the other investment companies or pooled investment vehicles may be subject.

Nuveen Real Asset Income Fund | Preferred Security Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Preferred Security Risk—Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having fixed interest rates or dividends, which may result in a decline in value in a rising interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.

Nuveen Real Asset Income Fund | Real Estate Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Risk—The Fund's investments in the real estate market have many of the same risks as direct ownership of real estate. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates. The real estate sector is highly sensitive to general and local economic conditions and developments and is characterized by intense competition and periodic overbuilding. Real estate values have been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

Nuveen Real Asset Income Fund | REITs Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
REITs Risk— In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. REITs may be affected by changes in real estate values, rents, property taxes and interest rates. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law, or changes to federal tax law or regulations governing REITs, may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. Many REITs utilize leverage (and some may be highly leveraged), which increases investment risk and could potentially magnify the Fund’s losses.

Nuveen Real Asset Income Fund | Restricted Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Restricted Securities Risk—The market for restricted securities, including Rule 144A securities, typically is less active than the market for publicly traded securities. Rule 144A securities and other securities exempt from registration under the Securities Act carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities promptly or at current market value.

Nuveen Real Asset Income Fund | Small and Mid Cap Company Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
Small- and Mid-Cap Company Risk—Even larger REITs may be small- to medium-sized companies in relation to the equity markets as a whole. Securities of small-cap companies involve substantial risk. Prices of small-cap securities may be subject to more abrupt or erratic movements, and to wider fluctuations and lower liquidity, than security prices of larger, more established companies or broader market averages in general. It may be difficult to sell small-cap securities at the desired time and price. While mid-cap securities may be slightly less volatile than small-cap securities, they still involve similar risks.

Nuveen Real Asset Income Fund | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk—The sales price the Fund could receive for any particular debt security may differ from the Fund’s valuation of the investment, particularly for debt securities that trade in thin or volatile markets or that are valued using a fair value methodology. The debt securities in which the Fund invests typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including price quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Fund will be able to buy or sell a portfolio security at the price established by the pricing service, which could result in a gain or loss to the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Over certain time periods, such differences could materially impact the performance of the Fund, which may not be sustainable. Alternative pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s net asset value.

Nuveen Real Asset Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.16%
1 Year	rr_ExpenseExampleYear01	$ 686
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,183
10 Years	rr_ExpenseExampleYear10	1,920
1 Year	rr_ExpenseExampleNoRedemptionYear01	686
3 Years	rr_ExpenseExampleNoRedemptionYear03	924
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,183
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,920
2015	rr_AnnualReturn2015	(3.19%)	[3]
2016	rr_AnnualReturn2016	9.60%	[3]
2017	rr_AnnualReturn2017	12.07%	[3]
2018	rr_AnnualReturn2018	(6.38%)	[3]
2019	rr_AnnualReturn2019	22.39%	[3]
2020	rr_AnnualReturn2020	(3.71%)	[3]
2021	rr_AnnualReturn2021	11.60%	[3]
2022	rr_AnnualReturn2022	(12.00%)	[3]
2023	rr_AnnualReturn2023	8.13%	[3]
2024	rr_AnnualReturn2024	6.83%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.52%)
1 Year	rr_AverageAnnualReturnYear01	0.68%
5 Years	rr_AverageAnnualReturnYear05	0.58%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.91%
1 Year	rr_ExpenseExampleYear01	$ 194
3 Years	rr_ExpenseExampleYear03	602
5 Years	rr_ExpenseExampleYear05	1,038
10 Years	rr_ExpenseExampleYear10	2,250
1 Year	rr_ExpenseExampleNoRedemptionYear01	194
3 Years	rr_ExpenseExampleNoRedemptionYear03	602
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,038
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,250
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	456
10 Years	rr_ExpenseExampleYear10	1,021
1 Year	rr_ExpenseExampleNoRedemptionYear01	83
3 Years	rr_ExpenseExampleNoRedemptionYear03	260
5 Years	rr_ExpenseExampleNoRedemptionYear05	456
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,021
1 Year	rr_AverageAnnualReturnYear01	7.13%
5 Years	rr_AverageAnnualReturnYear05	2.12%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2016
Nuveen Real Asset Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.73%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	$ 93
3 Years	rr_ExpenseExampleYear03	292
5 Years	rr_ExpenseExampleYear05	510
10 Years	rr_ExpenseExampleYear10	1,139
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	292
5 Years	rr_ExpenseExampleNoRedemptionYear05	510
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,139
1 Year	rr_AverageAnnualReturnYear01	7.07%
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.83%)
5 Years	rr_AverageAnnualReturnYear05	(0.99%)
10 Years	rr_AverageAnnualReturnYear10	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.77%
5 Years	rr_AverageAnnualReturnYear05	(0.06%)
10 Years	rr_AverageAnnualReturnYear10	1.99%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2011
Nuveen Real Asset Income Fund | MSCI ACWI Index (Net Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.49%	[4]
5 Years	rr_AverageAnnualReturnYear05	10.06%	[4]
10 Years	rr_AverageAnnualReturnYear10	9.23%	[4]
Nuveen Real Asset Income Fund | MSCI ACWI Index (Net Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	11.10%	[4]
Nuveen Real Asset Income Fund | Bloomberg U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.19%	[5]
5 Years	rr_AverageAnnualReturnYear05	4.21%	[5]
10 Years	rr_AverageAnnualReturnYear10	5.17%	[5]
Nuveen Real Asset Income Fund | Bloomberg U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%	[5]
Nuveen Real Asset Income Fund | Real Asset Income Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.88%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.78%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.25%	[6]
Nuveen Real Asset Income Fund | Real Asset Income Blended Benchmark (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%	[6]
Nuveen Real Asset Income Fund | Lipper Real Return Funds Classification Average (reflects no deduction for taxes or sales loads)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.84%	[7]
5 Years	rr_AverageAnnualReturnYear05	4.54%	[7]
10 Years	rr_AverageAnnualReturnYear10	3.45%	[7]
Nuveen Real Asset Income Fund | Lipper Real Return Funds Classification Average (reflects no deduction for taxes or sales loads) | Class R6
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%	[7]

[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.95% of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. This expense limitation may be terminated or modified prior to July 31, 2027 only with the approval of the Board of Directors of the Fund.
[3]	Class A year-to-date total return as of March 31, 2025 was 2.92%. The performance of the other share classes will differ due to their different expense structures.
[4]	An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets.
[5]	An index designed to measure the performance of the USD-denominated, fixed-rate corporate high yield bond market.
[6]
A linked benchmark comprised of the return streams from 21% FTSE EPRA Nareit Developed Index (Net), 28% S&P Global Infrastructure Index (Net), 15% Bloomberg Global Capital Securities Index, 18% Wells Fargo Hybrid & Preferred Securities REIT Index, 18% Bloomberg US Corporate High Yield Index through 3/31/2021, and thereafter 25% FTSE EPRA Nareit Developed Index (Net), 22% S&P Global Infrastructure Index (Net), 20% ICE Hybrid & Preferred Infrastructure 7% Issuer Constrained Custom Index, 13% FTSE Nareit Preferred Stock Index, 20% Bloomberg U.S. Corporate High Yield Bond Index.

[7]	Represents the average annualized total return for all reporting funds in the Lipper Real Return Funds Classification.